SCHEDULE OF BORROWINGS (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
IfrsStatementLineItems [Line Items]
Total – current	$ 249,761	$ 334,779	$ 385,691
Bank loan	$ 349,766	468,827	539,119
Total		803,606	924,810
Bank Loan [member]
IfrsStatementLineItems [Line Items]
Total – current		34,779	35,691
Loan From Related Party [member]
IfrsStatementLineItems [Line Items]
Total – current		300,000
Third Party Loan [member]
IfrsStatementLineItems [Line Items]
Total – current			$ 350,000